Earnings Per Share, Share Repurchases and Dividends on Common Stock (Details 2) - $ / shares shares in Millions	1 Months Ended				12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic and Diluted [Abstract]
Antidilutive stock options					0.0	0.0	0.0
Dilutive effect of stock options and other stock awards granted					2.2	3.3	4.3
Increase (Decrease) in Stock Dividend, Percentage	14.00%	15.00%	11.00%
Common stock dividend (in dollars per share)	$ 0.80	$ 0.70	$ 0.61	$ 0.55	$ 3.10	$ 2.71	$ 2.38